Commitments and Contingencies (Details Textual 4) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended		11 Months Ended
	Dec. 31, 2012 Parker-Hannifin [Member]	Mar. 17, 2011 Parker-Hannifin [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2010 Champion Laboratories, Inc. [Member] Predecessor [Member]	Dec. 31, 2011 Champion Laboratories, Inc. [Member] Successor [Member]
Commitments and Contingencies (Textual) [Abstract]
Damages	$ 6.5
Additional damages		3.3
Attorneys' fees		1.5
Additional attorneys' fees provision		0.5
Settlement payment	9.0
Discount granted for future purchases	0.5
Post-trail costs					1.1	0.4
Provision recorded related to matter				1.2
Payment of costs related to matter			$ 0.3